Cover	Nov. 17, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 17, 2022
Entity File Number	001-35212
Entity Registrant Name	PIONEER POWER SOLUTIONS, INC.
Entity Central Index Key	0001449792
Entity Tax Identification Number	27-1347616
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	400 Kelby Street
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	Fort Lee
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07024
City Area Code	(212)
Local Phone Number	867-0700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	PPSI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false